Cover	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	AstraZeneca PLC
Entity Central Index Key	0000901832
EBP 002 [Member]
Entity Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	AstraZeneca PLC
Entity Central Index Key	0000901832